Inventories, Net	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
INVENTORIES, NET
4.	INVENTORIES, NET

Inventories, net comprised the following:

	As of December 31, 2025	As of June 30, 2026
	HKD	HKD	USD
Own-branded apparel products	12,242,282	10,969,298	1,398,789
Less: inventory provision	(127,570)	(3,180,188)	(405,533)
Total	12,114,712	7,789,110	993,256

Inventory write-down expense was HKD426,816 and HKD1,094,853 for the six-month periods ended June 30, 2025 and 2026, respectively.

Inventory provision consists of the following:

	As of December 31, 2025	As of June 30, 2026
	HKD	HKD	USD
Beginning balance of the year/period	92,121	127,570	16,267
Reserve of provisional	—	(127,570)	—
Addition	35,449	3,180,188	389,266
Ending balance of the year/period	127,570	3,180,188	405,533